Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Bar Chart Table:
Annual Return 2012	23.24%
Annual Return 2013	24.56%
Annual Return 2014	(1.51%)
Annual Return 2015	9.81%
Annual Return 2016	(1.43%)
Annual Return 2017	35.29%
Annual Return 2018	(14.32%)
Annual Return 2019	28.70%
Annual Return 2020	19.26%
Annual Return 2021	17.40%